NATURE OF OPERATIONS (Details) $ / shares in Units, $ in Thousands, shares in Millions			9 Months Ended		12 Months Ended
	Aug. 30, 2021 $ / shares shares	Jul. 30, 2021 $ / shares shares	Sep. 30, 2022 USD ($) country product	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jul. 29, 2021	Jul. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of products grown and sourced | product			300
Number of countries products are grown and sourced | country			30
Number of countries products are distributed to | country			75
Net proceeds from issuance of shares			$ 0	$ 398,876
IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued (in shares) | shares		25.0
Price per share of shares issued (in USD per share) | $ / shares		$ 16.00
Gross proceeds from issuance of shares					$ 428,500
Underwriting fees and other issuance costs					29,600
Net proceeds from issuance of shares					$ 398,900
Over-Allotment Option
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued (in shares) | shares	1.8
Price per share of shares issued (in USD per share) | $ / shares	$ 16.00
Total Produce | Dole plc
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity interest prior to acquisition						82.50%
C&C Parties | Dole plc
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Equity interest prior to acquisition						17.50%
Legacy Dole | Total Produce
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership percentage				45.00%			45.00%